LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND

PROSPECTUS, JANUARY 1, 2000, REVISED APRIL 27, 2000

CLASS A, B AND C SHARES

Advised by Newport Fund Management, Inc.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goal ........................................................       2

Primary Investment Strategies ..........................................       2

Primary Investment Risks ...............................................       2

Performance History ....................................................       3

Your Expenses ..........................................................       4


YOUR ACCOUNT                                                                   5
--------------------------------------------------------------------------------

How to Buy Shares ......................................................       5

Sales Charges ..........................................................       6

How to Exchange Shares .................................................      10

How to Sell Shares .....................................................      10

Distribution and Service Fees ..........................................      11

Other Information About Your Account ...................................      12


MANAGING THE FUND                                                             14
--------------------------------------------------------------------------------

Investment Advisor .....................................................      14

Portfolio Manager ......................................................      14


FINANCIAL HIGHLIGHTS                                                          15
--------------------------------------------------------------------------------

 -----------------------------
| Not FDIC  | May Lose Value  |
|            -----------------
| Insured   |No Bank Guarantee|
 -----------------------------

THE FUND


INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation.


PRIMARY INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests substantially all of its assets in stocks of companies whose principle activities are in Japan. The Fund's investment advisor will determine where a company's principle activities are located by considering its country of organization, the principle trading market for its stocks and the source of its revenues and location of its assets. The Fund invests in stocks of well-established companies with histories of consistent earnings growth in industries with attractive or improving prospects.

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.


PRIMARY INVESTMENT RISKS
--------------------------------------------------------------------------------
The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year and the life of the Fund periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.

The Fund's return is compared to the Morgan Stanley Capital International Japan Index (MSCI Index), an unmanaged index that tracks the performance of Japanese stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Japanese Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.


Because the Fund's investments are concentrated in Japan, the value of the Fund's shares is susceptible to country concentration risks. The political, economic and market conditions within Japan and movements in the currency exchange rates between Japan and the U.S. may cause the value of the Fund's shares to fluctuate more widely than the value of the shares of a fund that invests in companies located in a number of different countries. The Fund's concentration in Japan may result in greater losses to the Fund than if the Fund were more geographically diversified.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS (CLASS A)

1999...............152.09%
1998............... 16.96%
1997............... -2.98%

                                                  For period shown in bar chart:

The Fund's year-to-date total return through      Best quarter: 4th quarter 1999, +35.76%

March 31, 2000 was  - 10.20%.                     Worst quarter: 4th quarter 1997, -11.96%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999

                                     INCEPTION                 LIFE OF THE
                                       DATE         1 YEAR         FUND

Class A (%)                           6/3/96        137.60        29.34
----------------------------------------------------------------------------
Class B (%)                           6/3/96        145.44        30.10
----------------------------------------------------------------------------
Class C (%)                           6/3/96        149.34        30.51
----------------------------------------------------------------------------
MSCI Index (%)                         N/A           61.53         2.38(1)
----------------------------------------------------------------------------
Lipper Average (%)                     N/A          120.45        14.45(1)

(1)    Performance information is from May 31, 1996.

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

REDEMPTION FEE is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

-  5% total return for each year

-  Fund operating expenses remain the same

-  Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                  CLASS A    CLASS B    CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)             5.75       0.00       0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)      1.00(3)     5.00       1.00
--------------------------------------------------------------------------------
Redemption fee(4)(5) (%) (as a percentage of
amount redeemed, if applicable)                     2.00       2.00       2.00


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                  CLASS A    CLASS B    CLASS C

Management and administration fees(6)(%)            1.20       1.20       1.20
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees(%)            0.25       1.00       1.00
--------------------------------------------------------------------------------
Other expenses(6)(%)                                1.01       1.01       1.01
--------------------------------------------------------------------------------
Total annual fund operating expenses(6)(%)          2.46       3.21       3.21


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS

Class A                                  $810      $1,298     $1,812     $3,213
--------------------------------------------------------------------------------
Class B: did not sell your shares        $324      $ 990      $1,680     $3,344

         sold all your shares at
         the end of the period           $824      $1,290     $1,880     $3,344
--------------------------------------------------------------------------------
Class C: did not sell your shares        $324      $ 990      $1,680     $3,515

         sold all your shares at
         the end of the period           $424      $ 990      $1,680     $3,515

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)    There is a $7.50 charge for wiring sale proceeds to your bank.

(5) A 2.00% contingent redemption fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less.

(6) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.75%. As a result, the actual management and administration fees for each share class would be 0.74%, other expenses for each share class would be 1.01% and total annual fund operating expenses for Class A, B and C shares would be 2.00%, 2.75% and 2.75%, respectively. This arrangement may be terminated by the advisor or administrator at any time.

YOUR ACCOUNT

INVESTMENT MINIMUMS(7)

Initial Investment ...................   $1,000
Subsequent Investments ...............   $   50
Automatic Investment Plan ............   $   50
Retirement Plans .....................   $   25


HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD               INSTRUCTIONS

Through your         Your financial advisor can help you establish your account
financial advisor    and buy Fund shares on your behalf.
--------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check
(new account)        made payable to the Fund to the transfer agent, Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or
                     send a letter of instruction including your Fund name and
                     account number with a check made payable to the Fund to
                     Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may acquire shares by
                     exchanging shares you own in one fund for shares of the
                     same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market
                     fund. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire              You may purchase shares by wiring money from your bank
                     account to your fund account. To wire funds to your fund
                     account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring
funds transfer       money from your bank account to your fund account by
                     calling 1-800-422-3737. Electronic funds transfers may take up to two business days to settle and be considered in
                     "good form." You must set up this feature prior to your
                     telephone request. Be sure to complete the appropriate
                     section of the application.
--------------------------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds
                     transfer. Be sure to complete the appropriate section of
                     the application for this feature.
--------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by one
diversification      fund into the same class of shares of the Fund at no
                     additional sales charge. To invest your dividends in
                     another fund, call 1-800-345-6611.


(7) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B AND C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm participates in the Class B discount program, purchases of over $1 million can be made only in Class A or Class C shares. Otherwise, purchases in excess of $250,000 must be for Class A or Class C shares only. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES

                                                                        % OF
                                                                      OFFERING
                                           AS A % OF                    PRICE
                                          THE PUBLIC     AS A %      RETAINED BY
                                           OFFERING     OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                           PRICE     INVESTMENT   ADVISOR FIRM

Less than $50,000                            5.75         6.10          5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000                4.50         4.71          3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000               3.50         3.63          2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000               2.50         2.56          2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000             2.00         2.04          1.75
--------------------------------------------------------------------------------
$1,000,000 or more(8)                        0.00         0.00          0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:


PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                          COMMISSION %

First $3 million                                              1.00
--------------------------------------------------------------------------------
Next $2 million                                               0.50
--------------------------------------------------------------------------------
Over $5 million                                               0.25(9)

(8) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. Purchases in accounts aggregating over $5 million are subject to a 1.00% CDSC only to the extent that the sale of shares within 18 months of purchase cause the value of the accounts to fall below the $5 million level. The 18-month period begins on the first day of the month following each purchase.

(9)    Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES

                                                        % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                           SHARES ARE SOLD

Through first year                                            5.00
--------------------------------------------------------------------------------
Through second year                                           4.00
--------------------------------------------------------------------------------
Through third year                                            3.00
--------------------------------------------------------------------------------
Through fourth year                                           3.00
--------------------------------------------------------------------------------
Through fifth year                                            2.00
--------------------------------------------------------------------------------
Through sixth year                                            1.00
--------------------------------------------------------------------------------
Longer than six years                                         0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

YOUR ACCOUNT


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES

                                                        % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                           SHARES ARE SOLD

Through first year                                            3.00
--------------------------------------------------------------------------------
Through second year                                           2.00
--------------------------------------------------------------------------------
Through third year                                            1.00
--------------------------------------------------------------------------------
Longer than three years                                       0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES

                                                        % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                           SHARES ARE SOLD

Through first year                                            3.00
--------------------------------------------------------------------------------
Through second year                                           2.00
--------------------------------------------------------------------------------
Through third year                                            1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

YOUR ACCOUNT


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES

YEARS AFTER PURCHASE                             % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                            1.00
--------------------------------------------------------------------------------
Longer than one year                                          0.00

CONTINGENT REDEMPTION FEE The Fund can experience substantial price fluctuation and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. The Fund will assess a contingent redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts and wrap fee programs.

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD               INSTRUCTIONS

Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor firm must receive your request prior to
                     the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                     Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance
                     of your call. Certain restrictions apply to retirement
                     accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                     the letter, and signatures must be guaranteed by either a
                     bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries,
                     surviving joint owners and individual retirement account
                     owners. For details, call 1-800-345-6611.

                     Mail your letter of instruction to Liberty Funds Services,
                     Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                     telephone request. Be sure to complete the appropriate
                     section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                     must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(10)


(10) Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating the distribution fee upon conversion.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS

Dividend             Represents interest and dividends earned from securities
                     held by the Fund.
--------------------------------------------------------------------------------
Capital              gains Represents net long-term capital gains on sales of
                     securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(11) To change your distribution option call 1-800-345-6611.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains(12)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options) (12):

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.


(11) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(12) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

MANAGING THE FUNDS


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Newport Fund Management, Inc. (Newport), located at 580 California Street, Suite 1960, San Francisco, California 94104, is the Funds' investment advisor. In its duties as investment advisor, Newport runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Newport has been an investment advisor since 1987. As of March 31, 2000, Newport managed over $1.4 billion in assets.

For the 1999 fiscal year, aggregate advisory fees paid to Newport by the Fund amounted to 0.59% of average daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
David Smith, a senior vice president of Newport and its immediate parent, Newport Pacific Management, Inc. (Newport Pacific), is the manager for the Fund and has managed the Fund since it commenced operations in June, 1996. Mr. Smith has managed various other funds or accounts on behalf of Newport Pacific since October, 1994.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from September 1 to August 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND

                                                                          Year ended August 31,
                                                                1999                                    1998

                                                Class A       Class B       Class C      Class A        Class B       Class C
Net asset value -- Beginning of period ($)       8.660         8.520         8.510        10.050         9.950         9.940
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment loss (a)(b)                      (0.128)       (0.219)       (0.221)       (0.103)       (0.172)       (0.172)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)         10.008         9.809         9.811        (1.265)       (1.236)       (1.236)
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                 9.880         9.590         9.590        (1.368)       (1.408)       (1.408)
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net realized gains                            ---           ---           ---        (0.022)       (0.022)       (0.022)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value-- End of period ($)             18.540        18.110        18.100         8.660         8.520         8.510
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (d)(e)                         114.09        112.56        112.69        (13.62)       (14.16)       (14.18)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (f)                                      2.00          2.75          2.75          2.00          2.75          2.75
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss (f)                          (1.03)        (1.78)        (1.78)        (1.12)        (1.87)        (1.87)
--------------------------------------------------------------------------------------------------------------------------------
Fees and expenses waived or borne by
the Advisor/Administrator (f)                     0.46          0.46          0.46          0.72          0.72          0.72
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              27            27            27            24            24            24
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000) ($)           17,091        21,333         8,167         2,887         6,028         1,862

(a) Net of fees and expenses waived or
    borne by the Advisor/Administrator
    which amounted to ($):                       0.057         0.057         0.057         0.066         0.066         0.066


                                                         Year ended August 31,
                                                                  1997

                                                     Class A     Class B    Class C(c)
Net asset value -- Beginning of period ($)            9.710       9.690       9.690
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment loss (a)(b)                           (0.094)     (0.170)     (0.170)
----------------------------------------------------------------------------------
Net realized and unrealized gain (loss)               0.434       0.430       0.420
----------------------------------------------------------------------------------
Total from Investment Operations                      0.340       0.260       0.250
----------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
From net realized gains                                 ---         ---         ---
----------------------------------------------------------------------------------
Net asset value-- End of period ($)                  10.050       9.950       9.940
----------------------------------------------------------------------------------
Total return (%) (d)(e)                                3.50        2.68        2.58
----------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (f)                                           2.00        2.75        2.75
----------------------------------------------------------------------------------
Net investment loss (f)                               (0.93)      (1.68)      (1.68)
----------------------------------------------------------------------------------
Fees and expenses waived or borne by
the Advisor/Administrator (f)                          1.79        1.79        1.79
----------------------------------------------------------------------------------
Portfolio turnover (%)                                   20          20          20
----------------------------------------------------------------------------------
Net assets at end of period (000) ($)                 4,073       6,275       3,001


(a) Net of fees and expenses waived or
    borne by the Advisor/Administrator
    which amounted to ($):                            0.180       0.180       0.180


(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective July 1, 1997, Class D shares were redesignated Class C shares.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

THE FUND

                                                                Period ended August 31,
                                                                        1996 (c)

                                                     Class A             Class B             Class C
 Net asset value-- Beginning of period ($)            10.000              10.000              10.000
---------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment loss (a)(b)                           (0.016)             (0.034)             (0.034)
---------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)              (0.274)             (0.276)             (0.276)
---------------------------------------------------------------------------------------------------------
 Total from Investment Operations                     (0.290)             (0.310)             (0.310)
---------------------------------------------------------------------------------------------------------
 Net asset value-- End of period ($)                   9.710               9.690               9.690
---------------------------------------------------------------------------------------------------------
 Total return (%) (d)(e)(f)                            (2.90)              (3.10)              (3.10)
---------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (g)(h)                                        2.00                2.75                2.75
---------------------------------------------------------------------------------------------------------
 Net investment loss (g)(h)                            (0.66)              (1.41)              (1.41)
---------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne by
 the Advisor/Administrator (g)(h)                       9.13                9.13                9.13
---------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                                   --                  --                  --
---------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                 1,066               1,197                 472
---------------------------------------------------------------------------------------------------------
 (a) Net of fees and expenses waived or
 borne by the Advisor/Administrator
 which amounted to ($):                                0.230               0.230               0.230

(b) Per share data was calculated using average shares outstanding during the period.

(c) The Fund commenced investment operations on June 3, 1996.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h) Annualized.

NOTES


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                                                                              17

NOTES


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                                                                              18

NOTES


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                                                                              19

FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust II: 811-3009

- Liberty Newport Japan Opportunities Fund (formerly Newport Japan Opportunities Fund)



[LIBERTY FUNDS LETTERHEAD]